INCOME TAXES - Schedule of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (360,925)	$ (302,459)	$ (406,103)
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	(271,801)	(191,655)	(278,388)
Hong Kong and other jurisdictions operations [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (89,124)	$ (110,804)	$ (127,715)